UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-05742

Name of Fund: BlackRock Funds

iShares Developed Real Estate Index Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2019

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.0%

Hotels, Restaurants & Leisure — 0.1%
Pandox AB	93,102	$1,566,969

Real Estate Investment Trusts (REITs) — 76.7%
Acadia Realty Trust	100,587	2,373,853
Activia Properties, Inc.	760	3,367,794
Advance Residence Investment Corp.	1,520	3,915,930
Aedifica SA	22,203	2,013,372
AEON REIT Investment Corp.	1,812	1,881,273
Agree Realty Corp.	34,758	1,698,971
Alexander’s, Inc.	2,723	1,071,092
Alexandria Real Estate Equities, Inc.	121,374	15,119,559
Allied Properties Real Estate Investment Trust	112,417	3,631,806
Alstria Office REIT-AG	178,998	2,692,881
American Assets Trust, Inc.	50,146	1,683,401
American Campus Communities, Inc.	165,029	6,454,284
American Homes 4 Rent, Class A	293,352	5,925,710
Apartment Investment & Management Co., Class A	188,107	7,637,144
Apple Hospitality REIT, Inc.	251,445	4,523,496
Aritis REIT	184,728	1,926,483
Ascendas Real Estate Investment Trust	2,893,571	5,804,763
Ashford Hospitality Trust, Inc.	95,725	658,588
Assura PLC	2,868,656	2,352,039
AvalonBay Communities, Inc.	167,102	27,237,626
Axiare Patrimonio SOCIMI SA	11,962	253,584
Befimmo SA	23,265	1,511,501
Beni Stabili SpA SIIQ	1,215,079	1,150,621
Big Yellow Group PLC	178,483	2,258,256
Boardwalk REIT(a)	46,618	1,674,174
Boston Properties, Inc.	186,901	22,691,650
Brandywine Realty Trust	208,964	3,366,410
British Land Co. PLC	1,200,427	11,085,827
Brixmor Property Group, Inc.	371,509	5,531,769
BWP Trust	571,296	1,342,748
Camden Property Trust	110,168	9,408,347
Canadian Apartment Properties REIT	164,668	4,750,421
Canadian REIT	88,202	3,469,139
Capital & Regional PLC	650,492	474,632
CapitaLand Commercial Trust	2,830,818	3,867,455
CapitaLand Mall Trust	2,783,700	4,395,926
CBL & Associates Properties, Inc.(a)	205,271	858,033
CDL Hospitality Trusts(b)	1,006,700	1,346,978
Champion REIT	2,343,000	1,655,252
Charter Hall Retail REIT	417,969	1,238,631
Chartwell Retirement Residences	256,027	2,953,199
Chatham Lodging Trust	57,364	1,092,784
Chesapeake Lodging Trust	70,441	2,080,827
Cofinimmo SA	25,055	3,325,962
Columbia Property Trust, Inc.	145,305	3,103,715
Cominar Real Estate Investment Trust	206,861	2,018,746
Corporate Office Properties Trust(a)	119,502	3,287,500
Cousins Properties, Inc.	499,842	4,443,595

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Crombie Real Estate Investment Trust	104,473	$1,011,410
Cromwell Property Group	1,826,084	1,486,301
CubeSmart	218,208	6,424,044
Custodian Reit PLC	405,096	656,160
Daiwa House REIT Investment Corp.	2,091	4,985,130
Daiwa Office Investment Corp.	340	2,012,008
DCT Industrial Trust, Inc.	113,111	7,416,688
DDR Corp.	375,569	2,722,875
Derwent London PLC	122,214	5,360,254
Dexus	1,238,988	8,811,118
DiamondRock Hospitality Co.	245,344	2,711,051
Digital Realty Trust, Inc.(a)	247,803	26,190,299
Douglas Emmett, Inc.	192,896	7,189,234
Dream Global Real Estate Investment Trust	200,051	2,133,026
Dream Office Real Estate Investment Trust	91,775	1,699,762
Duke Realty Corp.	432,307	11,715,520
Easterly Government Properties, Inc.(a)	51,029	1,051,708
EastGroup Properties, Inc.	40,900	3,672,002
Education Realty Trust, Inc.(a)	91,733	3,018,933
Empire State Realty Trust, Inc., Class A(a)	156,777	2,731,055
Empiric Student Property PLC	705,804	829,815
EPR Properties	75,493	4,153,625
Equity Lifestyle Properties, Inc.	100,714	8,979,660
Equity Residential	432,667	26,699,881
Essex Property Trust, Inc.	79,285	19,003,822
Eurocommercial Properties NV CVA	58,710	2,460,614
Extra Space Storage, Inc.(a)	147,618	13,225,097
F&C UK Real Estate Investment Ltd.	273,235	400,757
Federal Realty Investment Trust	88,395	10,240,561
First Industrial Realty Trust, Inc.(a)	142,292	4,426,704
Fonciere Des Regions	48,456	5,419,250
Forest City Realty Trust, Inc., Class A	294,683	5,911,341
Fortune Real Estate Investment Trust	1,610,000	1,906,445
Four Corners Property Trust, Inc.	76,018	1,722,568
Franklin Street Properties Corp.	126,980	987,904
Frontier Real Estate Investment Corp.	543	2,238,524
Fukuoka REIT Corp.	751	1,164,073
Gaming and Leisure Properties, Inc.	244,259	8,370,756
GCP Student Living PLC	456,743	872,334
Gecina SA	56,369	9,771,581
Getty Realty Corp.	39,796	996,890
GGP, Inc.	747,564	14,943,804
Global Net Lease, Inc.(a)	84,044	1,564,059
GLP J-REIT	3,623	3,894,602
Goodman Group	2,136,150	14,533,369
Government Properties Income Trust(a)	63,657	795,076
GPT Group	2,178,573	7,899,745
Gramercy Property Trust	191,449	4,499,051
Granite Real Estate Investment Trust	57,517	2,262,692
Great Portland Estates PLC	341,003	3,285,872
Green REIT PLC	805,912	1,477,347

1

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
H&R Real Estate Investment Trust	354,199	$5,688,371
Hamborner REIT AG	91,468	1,026,240
Hammerson PLC	964,626	7,271,727
Hansteen Holdings PLC	507,287	925,941
HCP, Inc.	569,617	13,306,253
Healthcare Realty Trust, Inc.(a)	146,096	4,065,852
Healthcare Trust of America, Inc., Class A	245,705	6,140,168
Hersha Hospitality Trust	46,192	867,486
Hibernia REIT PLC	855,292	1,532,750
Highwoods Properties, Inc.	123,794	5,449,412
Hospitality Properties Trust	122,154	3,039,192
Host Hotels & Resorts, Inc.	885,677	17,323,842
Hudson Pacific Properties, Inc.	189,384	6,225,052
Hulic Reit, Inc.	1,202	1,855,200
ICADE	42,627	4,236,034
Immobiliare Grande Distribuzione SIIQ SpA	58,714	549,293
Industrial & Infrastructure Fund Investment Corp.	1,786	1,977,239
Intervest Offices & Warehouses NV	20,598	591,678
Intu Properties PLC(a)	1,076,273	2,893,769
Investa Office Fund	669,008	2,203,672
Investors Real Estate Trust(a)	143,883	766,896
Invincible Investment Corp.	4,554	2,032,869
Invitation Homes, Inc.	356,598	8,251,678
Irish Residential Properties REIT PLC	423,845	695,872
Japan Excellent, Inc.	1,472	1,913,944
Japan Hotel REIT Investment Corp.	4,864	3,680,164
Japan Logistics Fund, Inc.	1,072	2,173,439
Japan Prime Realty Investment Corp.	1,025	3,717,456
Japan Real Estate Investment Corp.	1,485	7,693,576
Japan Rental Housing Investments, Inc.	1,804	1,403,231
Japan Retail Fund Investment Corp.	3,247	6,087,467
JBG Smith Properties	103,929	3,831,862
Kenedix Office Investment Corp.	436	2,674,570
Kenedix Retail REIT Corp.	625	1,322,911
Keppel REIT(a)	2,303,300	2,150,318
Killam Apartment Real Estate Investment Trust	96,781	1,068,854
Kilroy Realty Corp.	117,353	8,410,690
Kimco Realty Corp.	500,818	7,266,869
Kite Realty Group Trust	97,025	1,428,208
Kiwi Property Group Ltd.	1,745,159	1,678,185
Klepierre SA	244,993	10,027,261
Land Securities Group PLC	867,672	11,778,806
Lar Espana Real Estate Socimi SA	107,643	1,220,559
LaSalle Hotel Properties	135,540	4,007,918
Leasinvest Real Estate SCA	2,586	305,415
Lexington Realty Trust(a)	286,704	2,305,100
Liberty Property Trust	177,676	7,430,410
Life Storage, Inc.	55,833	4,937,871
Link REIT	2,644,000	23,367,995

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
LondonMetric Property PLC	782,331	$2,047,119
LTC Properties, Inc.	48,075	1,737,911
Macerich Co.	165,883	9,558,178
Mack-Cali Realty Corp.	111,123	1,907,982
Mapletree Commercial Trust(a)	2,317,110	2,824,440
Mapletree Industrial Trust	1,604,300	2,448,566
Mapletree Logistics Trust	2,499,470	2,387,806
Medical Properties Trust, Inc.	440,990	5,635,852
MedicX Fund Ltd.	504,108	556,592
Mercialys SA	47,810	914,910
Merlin Properties Socimi SA	407,623	6,289,544
Mid-America Apartment Communities, Inc.	137,476	12,573,555
Mirvac Group	4,482,383	7,522,242
Monmouth Real Estate Investment Corp.	92,205	1,441,164
Mori Hills REIT Investment Corp.	1,771	2,277,222
Mori Trust Sogo REIT, Inc.	1,193	1,779,729
National Health Investors, Inc.	47,941	3,272,932
National Retail Properties, Inc.	184,755	7,028,080
National Storage Affiliates Trust(a)	59,940	1,577,621
New Senior Investment Group, Inc.(a)	97,960	844,415
NewRiver REIT PLC	349,770	1,396,432
Nippon Accommodations Fund, Inc.	544	2,433,554
Nippon Building Fund, Inc.	1,546	8,687,117
Nippon Prologis REIT, Inc.	2,137	4,503,862
Nomura Real Estate Master Fund, Inc.	4,830	6,751,631
Northview Apartment Real Estate Investment Trust	60,436	1,200,765
NorthWest Healthcare Properties Real Estate Investment Trust	116,608	1,017,181
NSI NV	20,676	890,121
Omega Healthcare Investors, Inc.(a)	236,383	6,141,230
Orix JREIT, Inc.	3,075	4,687,274
Paramount Group, Inc.(a)	248,517	3,566,219
Park Hotels & Resorts, Inc.(a)	216,320	6,225,690
Pebblebrook Hotel Trust(a)	83,855	2,934,086
Pennsylvania Real Estate Investment Trust(a)	80,210	776,433
Physicians Realty Trust	217,846	3,254,619
Picton Property Income Ltd.	638,069	787,951
Piedmont Office Realty Trust, Inc., Class A	171,966	3,081,631
Premier Investment Corp.	1,524	1,492,012
Primary Health Properties PLC	793,949	1,232,937
Prologis, Inc.	639,835	41,531,690
PS Business Parks, Inc.	23,906	2,755,884
Public Storage	179,600	36,239,688
Pure Industrial Real Estate Trust	374,360	2,355,877
QTS Realty Trust, Inc., Class A	58,720	2,078,101
Quality Care Properties, Inc.(c)	116,209	2,553,112
Ramco-Gershenson Properties Trust(a)	97,644	1,166,846
RDI REIT PLC	1,478,731	755,270
Realty Income Corp.	341,964	17,272,602

2

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.(a)	180,836	$10,642,199
Regional REIT Ltd.(d)	385,368	529,117
Retail Estates NV	7,365	646,866
Retail Opportunity Investments Corp.	131,667	2,264,672
Retail Properties of America, Inc., Class A	265,796	3,067,286
Rexford Industrial Realty, Inc.	93,530	2,857,341
RioCan Real Estate Investment Trust	393,543	7,156,999
RLJ Lodging Trust	202,028	4,196,122
Ryman Hospitality Properties, Inc.	52,651	4,126,785
Sabra Health Care REIT, Inc.	211,256	3,868,097
Safestore Holdings PLC	249,668	1,877,881
Saul Centers, Inc.	15,098	722,439
Scentre Group	6,221,582	18,804,795
Schroder Real Estate Investment Trust Ltd.	668,090	561,973
Segro PLC	1,214,159	10,774,143
Sekisui House REIT, Inc.	2,120	1,364,950
Sekisui House SI Residential Investment Corp.(c)	1,282	1,309,910
Select Income REIT	79,866	1,514,259
Senior Housing Properties Trust	247,805	3,858,324
Seritage Growth Properties, Class A(a)	29,935	1,064,788
Shaftesbury PLC	276,811	3,851,472
Shopping Centres Australasia Property Group	920,965	1,644,765
Simon Property Group, Inc.	377,460	59,012,096
SL Green Realty Corp.	109,688	10,720,905
SmartCentres Real Estate Investment Trust	141,816	3,181,043
Spirit Realty Capital, Inc.	547,814	4,409,903
STAG Industrial, Inc.	114,583	2,815,304
Standard Life Investment Property Income Trust Ltd.	460,329	595,711
Stockland	2,941,063	9,142,024
STORE Capital Corp.	207,826	5,243,450
Summit Hotel Properties, Inc.	128,567	1,861,650
Sun Communities, Inc.	92,325	8,664,701
Sunstone Hotel Investors, Inc.	268,723	4,192,079
Suntec Real Estate Investment Trust	3,050,800	4,484,391
Tanger Factory Outlet Centers, Inc.(a)	112,254	2,463,975
Target Healthcare REIT Ltd.	417,857	635,666
Taubman Centers, Inc.	70,959	3,972,285
Terreno Realty Corp.	66,186	2,458,810
Tier REIT, Inc.	55,875	1,062,184
Tokyu REIT, Inc.	1,040	1,400,920
Tritax Big Box REIT PLC	1,652,154	3,404,735
UDR, Inc.	322,464	11,657,074
Unibail-Rodamco SE	120,534	28,936,573
United Urban Investment Corp.	3,546	5,446,441
Universal Health Realty Income Trust	16,211	971,525
Urban Edge Properties	125,070	2,572,690
Urstadt Biddle Properties, Inc., Class A	37,508	745,284
Vastned Retail NV	22,442	1,122,245

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc.	430,395	$22,130,911
VEREIT, Inc.	1,189,184	8,086,451
VICI Properties, Inc.	328,720	5,976,130
Vicinity Centres	3,910,688	7,160,368
Vornado Realty Trust	208,655	14,194,800
Warehouses De Pauw CVA	20,389	2,507,797
Washington Prime Group, Inc.(a)	222,597	1,440,203
Washington Real Estate Investment Trust	95,541	2,743,938
Weingarten Realty Investors	144,453	3,968,124
Welltower, Inc.	450,015	24,048,802
Wereldhave Belgium NV	2,669	307,820
Wereldhave NV	49,427	1,986,075
Westfield Corp.	2,330,412	16,103,560
Workspace Group PLC	147,301	2,249,766
WP Carey, Inc.(a)	127,101	8,115,399
Xenia Hotels & Resorts, Inc.	131,918	2,716,192
Xior Student Housing NV	7,175	313,656

		1,349,668,223
Real Estate Management & Development — 22.2%
ADLER Real Estate AG(a)(c)	37,431	695,418
ADO Properties SA(d)	35,711	1,963,039
Aeon Mall Co. Ltd.	144,000	2,911,884
Allreal Holding AG	17,141	2,818,145
Aroundtown SA	692,351	5,541,167
Azrieli Group Ltd.	36,679	1,677,781
BUWOG AG(c)	35,727	1,252,899
CA Immobilien Anlagen AG	84,321	2,926,480
Capital & Counties Properties PLC	886,581	3,508,899
CapitaLand Ltd.(a)	3,062,500	8,635,779
CareTrust REIT, Inc.	92,026	1,215,663
Carmila SA	25,693	778,774
Castellum AB	329,028	5,318,632
Catena AB	18,070	356,586
City Developments Ltd.	572,400	5,439,461
Citycon OYJ	451,133	1,031,775
CK Asset Holdings Ltd.	3,273,500	28,260,007
D Carnegie & Co. AB(c)	49,190	766,220
Daejan Holdings PLC	5,384	444,729
Deutsche Euroshop AG(a)	62,539	2,247,682
Deutsche Wohnen SE, Bearer Shares	431,698	20,373,814
DIC Asset AG	51,912	638,710
Dios Fastigheter AB	103,125	654,255
Entra ASA(d)	131,846	1,808,192
F&C Commercial Property Trust Ltd.	632,354	1,276,355
Fabege AB	319,810	3,682,267
Fastighets AB Balder, B Shares(c)	117,847	3,035,974
First Capital Realty, Inc.	180,223	2,817,147
Grainger PLC	501,995	2,161,921
Grand City Properties SA	132,260	3,186,382
Hang Lung Properties Ltd.	2,470,000	5,845,436
Helical PLC	112,292	579,721
Hemfosa Fastigheter AB	183,459	2,272,531

3

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Henderson Land Development Co. Ltd.(a)	1,307,440	$8,289,890
Hispania Activos Inmobiliarios SOCIMI SA	107,938	2,288,433
Hongkong Land Holdings Ltd.	1,417,700	10,246,051
Hufvudstaden AB, A Shares	134,308	1,971,087
Hulic Co. Ltd.	435,800	4,689,396
Hysan Development Co. Ltd.	744,000	4,330,208
Inmobiliaria Colonial SA	344,864	4,007,289
Kennedy-Wilson Holdings, Inc.	146,579	2,777,672
Klovern AB, B Shares	665,361	830,257
Kungsleden AB	223,836	1,587,382
LEG Immobilien AG	77,170	8,897,942
Mitsubishi Estate Co. Ltd.	1,435,800	26,235,710
Mitsui Fudosan Co. Ltd.	1,149,100	29,434,696
Mobimo Holding AG(c)	7,323	1,891,435
New World Development Co. Ltd.	6,891,029	10,105,833
Nomura Real Estate Holdings, Inc.	143,000	3,538,736
NTT Urban Development Corp.	134,600	1,585,899
Phoenix Spree Deutschland Ltd.	93,145	454,206
PSP Swiss Property AG, Registered Shares	47,248	4,414,706
Sino Land Co. Ltd.	3,679,405	6,351,296
Sirius Real Estate Ltd.	1,013,997	899,540
Sumitomo Realty & Development Co. Ltd.	525,000	20,854,687
Sun Hung Kai Properties Ltd.	1,727,500	27,820,405
Swire Properties Ltd.	1,270,600	4,509,979
Swiss Prime Site AG, Registered Shares(c)	86,270	8,082,975

Security	Shares	Value
Real Estate Management & Development (continued)
TAG Immobilien AG	177,350	$3,747,750
Technopolis OYJ	169,906	794,734
TLG Immobilien AG	102,864	2,959,270
Tokyo Tatemono Co. Ltd.	248,600	3,785,968
UK Commercial Property Trust Ltd.	771,911	947,919
UNITE Group PLC	290,222	3,331,881
UOL Group Ltd.	593,700	3,921,165
Vonovia SE	590,472	29,585,490
Wallenstam AB, B Shares	234,311	2,099,147
Wharf Holdings Ltd.	1,489,000	4,953,687
Wharf Real Estate Investment Co. Ltd.(a)	1,480,000	11,096,665
Wihlborgs Fastigheter AB	79,840	1,850,261

		391,293,372

Total Long-Term Investments — 99.0% (Cost — $1,715,886,647)		1,742,528,564

Short-Term Securities — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.93%(e)(f)(g)	51,111,965	51,117,076
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.61%(f)(g)	14,456,731	14,456,731

Total Short-Term Securities — 3.7% (Cost — $65,572,397)		65,573,807

Total Investments — 102.7% (Cost — $1,781,459,044)		1,808,102,371
Liabilities in Excess of Other Assets — (2.7)%		(47,897,878)

Net Assets — 100.0%		$1,760,204,493

(a)	Security, or a portion of the security, is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.

4

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Developed Real Estate Index Fund

(g)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 01/31/18	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	41,446,870	9,665,095	51,111,965	$51,117,076	$73,997	(b)	$(5,819)	$(2,198)
BlackRock Cash Funds: Treasury, SL Agency Shares	21,012,085	(6,555,354)	14,456,731	14,456,731	53,526		—	—

				$65,573,807	$127,523		$(5,819)	$(2,198)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

CVA — Certificaten Van Aandelen (Dutch Certificate)

REIT — Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Nikkei 225 Index	26	06/07/18	$2,677	$45,809
Dow Jones U.S. Real Estate Index	540	06/15/18	16,168	143,254
SPI 200 Index	30	06/21/18	3,369	48,159

				$237,222

5

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End

•	Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Hotels, Restaurants & Leisure	$—	$1,566,969	$—	$1,566,969
Real Estate Investment Trusts (REITs)	932,201,500	417,466,723	—	1,349,668,223
Real Estate Management & Development	14,863,810	376,429,562	—	391,293,372
Short-Term Investment Fund	65,573,807	—	—	65,573,807

	$1,012,639,117	$795,463,254	$—	$1,808,102,371

Derivative Financial Instruments(a)
Assets:
Equity contracts	$237,222	$—	$—	$237,222

	$237,222	$—	$—	$237,222

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

6

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Developed Real Estate Index Fund

Transfers between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1 (a)	Transfers Into Level 2 (a)
Assets:
Investments:
Common Stocks :
Hotels, Restaurants & Leisure	$(1,399,801)	$1,399,801
Real Estate Investment Trusts (REITs)	(126,465,878)	126,465,878
Real Estate Management & Development	(38,318,552)	38,318,552

	$(166,184,231)	$166,184,231

(a)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 18, 2018